Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

6. Prepaid Expenses and Other Current Assets

Prepaid expense and other current assets mainly consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Deposits	$172,744	$165,495
Prepaid expenses	5,724,568	7,330
Other receivables	17,882	4,500
Total	$5,915,194	$177,325

As of December 31, 2025, prepaid expense mainly consisted of $3,553,215 prepaid advertising and promotion expenses, telecom services expense, $997,433 prepaid stock compensation expense for consulting service and $1,173,920 prepayment for acquisition of subsidiary (details are disclosed in Note 13). As of December 31, 2024, prepaid expense mainly consisted of nil prepaid advertising and promotional expenses, telecom services expense, nil prepaid stock compensation expense for consulting service and nil prepayment for acquisition of subsidiary. Deposits primarily comprise rental security deposits and other refundable deposits in the ordinary course of business.